UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Arrow Capital Management, LLC

Address:    499 Park Avenue
            New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy Wolf
Title:  Chief Financial Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy Wolf                        New York, NY          November 14, 2011
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         40

Form 13F Information Table Value Total:        $79,453
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1)     028-12362               Arrow Partners LP

(2)     028-13388               Arrow Offshore, Ltd.

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


                                                         FORM 13F INFORMATION TABLE
                                                       Arrow Capital Management, LLC
                                                            September 30, 2011


COL 1                          COL 2            COL 3       COL 4         COL 5           COL 6           COL 7        COL 8

                                                            VALUE     SHRS OR  SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION      MGRS    SOLE SHARED  NONE
--------------                 ---------------  ------      --------- -------- --- -----  -----------     -----   ---- ------- -----
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     621      26,773  SH         SHARED-DEFINED  1             26,773
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -   G0457F107     539      23,227  SH         SHARED-DEFINED  2             23,227
CARTER INC                     COM              146229109   4,923     161,196  SH         SHARED-DEFINED  1            161,196
CARTER INC                     COM              146229109   4,392     143,804  SH         SHARED-DEFINED  2            143,804
COLGATE PALMOLIVE CO           COM              194162103     187       2,111  SH         SHARED-DEFINED  1              2,111
COLGATE PALMOLIVE CO           COM              194162103     163       1,839  SH         SHARED-DEFINED  2              1,839
COLGATE PALMOLIVE CO           COM              194162103   5,312      59,900      CALL   SHARED-DEFINED  1             59,900
COLGATE PALMOLIVE CO           COM              194162103   5,135      57,900      CALL   SHARED-DEFINED  2             57,900
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207     353       5,087  SH         SHARED-DEFINED  1              5,087
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207      87       1,260  SH         SHARED-DEFINED  2              1,260
GOODRICH CORP                  COM              382388106   1,624      13,456  SH         SHARED-DEFINED  1             13,456
GOODRICH CORP                  COM              382388106   1,393      11,544  SH         SHARED-DEFINED  2             11,544
INTERVAL LEISURE GROUP INC     COM              46113M108   2,412     181,060  SH         SHARED-DEFINED  1            181,060
INTERVAL LEISURE GROUP INC     COM              46113M108   2,386     179,113  SH         SHARED-DEFINED  2            179,113
ISHARES INC                    MSCI SINGAPORE   464286673   1,382     125,605  SH         SHARED-DEFINED  1            125,605
ISHARES INC                    MSCI SINGAPORE   464286673   1,192     108,403  SH         SHARED-DEFINED  2            108,403
JOHNSON & JOHNSON              COM              478160104   4,872      76,500      CALL   SHARED-DEFINED  1             76,500
JOHNSON & JOHNSON              COM              478160104   4,745      74,500      CALL   SHARED-DEFINED  2             74,500
KRAFT FOODS INC                CL A             50075N104   1,551      46,200      CALL   SHARED-DEFINED  1             46,200
KRAFT FOODS INC                CL A             50075N104   1,511      45,000      CALL   SHARED-DEFINED  2             45,000
LAS VEGAS SANDS CORP           COM              517834107   1,441      37,573  SH         SHARED-DEFINED  1             37,573
LAS VEGAS SANDS CORP           COM              517834107   1,243      32,427  SH         SHARED-DEFINED  2             32,427
MASTERCARD INC                 CL A             57636Q104   4,400      13,872  SH         SHARED-DEFINED  1             13,872
MASTERCARD INC                 CL A             57636Q104   3,811      12,015  SH         SHARED-DEFINED  2             12,015
MPG OFFICE TR INC              COM              553274101   1,303     617,396  SH         SHARED-DEFINED  1            617,396
MPG OFFICE TR INC              COM              553274101   1,124     532,604  SH         SHARED-DEFINED  2            532,604
ONCOTHYREON INC                COM              682324108     321      53,700      CALL   SHARED-DEFINED  1             53,700
ONCOTHYREON INC                COM              682324108     447      74,800      CALL   SHARED-DEFINED  1             74,800
ONCOTHYREON INC                COM              682324108     277      46,300      CALL   SHARED-DEFINED  2             46,300
ONCOTHYREON INC                COM              682324108     386      64,600      CALL   SHARED-DEFINED  2             64,600
ONCOTHYREON INC                COM              682324108     481      80,513  SH         SHARED-DEFINED  1             80,513
ONCOTHYREON INC                COM              682324108     416      69,487  SH         SHARED-DEFINED  2             69,487
PRIMERICA INC                  COM              74164M108   3,018     139,976  SH         SHARED-DEFINED  1            139,976
PRIMERICA INC                  COM              74164M108   2,901     134,539  SH         SHARED-DEFINED  2            134,539
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308   2,785      93,900      CALL   SHARED-DEFINED  1             93,900
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308   2,693      90,800      CALL   SHARED-DEFINED  2             90,800
VALEANT PHARMACEUTICALS INTL   COM              91911K102   4,006     107,910  SH         SHARED-DEFINED  1            107,910
VALEANT PHARMACEUTICALS INTL   COM              91911K102   3,530      95,090  SH         SHARED-DEFINED  2             95,090


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